16. Cash and cash equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 27,608	$ (375,345)
Cash and banks
SummaryOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 27,608	$ 122,349